Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Intangible assets and goodwill

Note 14    Intangible assets and goodwill

14.1Reconciliation of changes in intangible assets and goodwill

As of December 31, 2022
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,249
Mining rights	Finite	140,873
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	11,369
Intellectual property	Finite	5,850
Other intangible assets	Finite	86
Intangible assets other than goodwill		166,336
Goodwill	Indefinite	967
Total Intangible Asset		167,303

As of December 31, 2021
Intangible assets and goodwill	Useful life	Net Value
		ThUS$
IT programs	Finite	3,447
Mining rights	Finite	149,532
Water rights and rights of way	Indefinite	4,909
Water rights	Finite	15,158
Intellectual property	Finite	6,481
Other intangible assets	Finite	131
Intangible assets other than goodwill		179,658
Goodwill	Indefinite	34,596
Total Intangible Asset		214,254

a)	Movements in identifiable intangible assets as of December 31, 2022:

			Water rights,		Customer-
Movements in identifiable intangible assets		Mining rights,	and rights of	Water rights	related	Intellectual	Other intangible
	IT programs	Finite	way, Indefinite	Finite	intangible assets	property	assets	Goodwill	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
As of January 1, 2022	3,447	149,532	4,909	15,158	—	6,481	131	34,596	214,254
Additions	349	1,141	—	—	—	—	14	—	1,504
Amortization for the year	(1,039)	(8,482)	—	(3,789)	—	(476)	(59)	—	(13,845)
Impairment losses recognized in profit or loss for the year (2)	—	(1,228)	—	—	—	—	—	(33,629)	(34,857)
Other increases / decreases for foreign currency exchange rates	(4)	—	—	—	—	(155)	—	—	(159)
Decreases through sale	—	—	—	—	—	—	—	—	—
Transferred from available for sale	—	—	—	—	—	—	—	—	—
Other increases (decreases)	496	(90)	—	—	—	—	—	—	406
Subtotal	(198)	(8,659)	—	(3,789)	—	(631)	(45)	(33,629)	(46,951)
As of December 31,2022	3,249	140,873	4,909	11,369	—	5,850	86	967	167,303
Historical cost	36,457	162,716	7,420	18,000	1,778	7,215	2,291	4,501	240,378
Accumulated amortization	(33,208)	(21,843)	(2,511)	(6,631)	(1,778)	(1,365)	(2,205)	(3,534)	(73,075)
As of January 1, 2021	3,447	149,532	4,909	15,158	—	6,481	131	34,596	214,254
Additions	296	344	—	—	—	—	9	—	649
Amortization for the year	(1,716)	(2,863)	—	(2,842)	—	(889)	(64)	—	(8,374)
Impairment losses recognized in profit or loss for the year (1)	—	(48)	(430)	—	—	—	—	—	(478)
Other increases / decreases for foreign currency exchange rates	(17)	2,283	(4)	—	—	—	(6)	—	2,256
Decreases through sale	—	—	—	—	—	—	—	—	—
Transferred from available for sale	—	16	—	—	—	—	—	—	16
Other increases (decreases)	58	(246)	—	—	—	7,370	—	(7,370)	(188)
Subtotal	(1,379)	(514)	(434)	(2,842)	—	6,481	(61)	(7,370)	(6,119)
As of December 31,2021	3,447	149,532	4,909	15,158	—	6,481	131	34,596	214,254
Historical cost	35,616	162,893	7,420	18,000	1,778	7,370	2,277	38,130	273,484
Accumulated amortization	(32,169)	(13,361)	(2,511)	(2,842)	(1,778)	(889)	(2,146)	(3,534)	(59,230)
(1)	See Note 21.5
(2)	A determination made in the fourth quarter of 2022 led to the identification of assets that are not in the company’s long-term business plan. Therefore, the Company recognized impairment for the value of certain intangible assets and associated goodwill in an amount of ThUS$34,149, which are related to the Iodine and Derivatives Cash Generating Unit.
(b)	Movements in identifiable goodwill as of December 31, 2022 and 2021:

Accumulated impairment	Goodwill at the beginning	Additional	Impairment losses recognized in	Total increase	Ending balance as of december 31, 2022
Movements in identifiable goodwill	of period January 1, 2022	recognition	profit or loss for the year (-)	(decrease)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	22,255	—	(22,255)	(22,255)	—
SQM Iberian S.A.	148	—	—	—	148
SQM Investment Corporation	86	—	—	—	86
Soquimich European Holding B.V.	11,383	—	(11,374)	(11,374)	9
SQM Potasio S.A.	724	—	—	—	724
Ending balance as of December 31,2022	34,596	—	(33,629)	(33,629)	967

Accumulated impairment	Goodwill at the beginning	Additional	Impairment losses recognized in	Total increase	Ending balance as of december 31, 2021
Movements in identifiable goodwill	of period January 1, 2021	recognition	profit or loss for the year (-)	(decrease)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	22,255	—	—	—	22,255
SQM Iberian S.A.	148	—	—	—	148
SQM Investment Corporation	86	—	—	—	86
Soquimich European Holding B.V.	11,383	—	—	—	11,383
SQM Holland B.V. (*)	7,370	—	—	(7,370)	—
SQM Potasio S.A.	724	—	—	—	724
Ending balance as of December 31,2021	41,966	—	—	(7,370)	34,596

(*) The measurement of assets and liabilities related to the acquisition of WNSPK (see Note 7) was completed in 2021 and as a result ThUS$ 7,370 were identified as intellectual property and reclassified from goodwill as a consequence.